Mineral Licenses, Net - Schedule of Mineral Licenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Partners Capital [Abstract]
Coal deposits	$ 3,792,326	$ 3,917,536
Iron ore deposits	83,868	91,376
Limestone deposits	2,645	2,851
Quartzite deposits	286	307
Mineral licenses before depletion	3,879,125	4,012,070
Accumulated depletion	(608,107)	(556,950)
Mineral licenses, net	$ 3,271,018	$ 3,455,120